General and administrative expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
General and Administrative Expense [Abstract]
General and administrative expenses
General and administrative expenses
General and administrative expenses for the three and nine months ended September 30, 2014 and 2013 are as follows:

	For the three months ended		For the nine months ended
	September 30, 2014	September 30, 2013	September 30, 2014	September 30, 2013
	($ in thousands)
Payroll and related	$4,184	$3,382	$12,409	$10,086
Share compensation expenses	2,481	4,143	6,979	7,611
Legal and accounting	1,462	905	3,559	1,900
Travel and entertainment	672	548	2,247	1,618
IT related	329	320	1,121	904
Corporate insurance	273	275	862	487
Credit facility fees	200	84	606	444
Director and board costs	193	28	489	86
Occupancy	124	123	409	348
Other general and administrative expenses	206	38	1,017	587
	$10,124	$9,846	$29,698	$24,071

General and administrative expenses
General and administrative expenses for the years ended December 31, 2013 and 2012 and period from October 6, 2011 (incorporation date) to December 31, 2011 are as follows:

	2013	2012	2011
	($ in thousands)
Payroll and related	$13,490	$13,780	$698
Share compensation expenses	9,800	6,408	—
Legal and accounting	3,312	1,436	149
Travel and entertainment	2,473	1,887	—
IT related	1,290	1,417	—
Corporate insurance	744	365	—
Credit facility fees	605	677	—
Occupancy	420	595	34
Director and board costs	213	236	—
Other general and administrative expenses	689	575	249
	$33,036	$27,376	$1,130